UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21466
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
(formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
(formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: July 31, 2008

Hyperion
Brookfield
Collateralized
Securities Fund,
Inc.

Annual Report

July 31, 2008

Item 1. Reports to Shareholders.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition – (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by assets category as of July 31, 2008.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments as of July 31, 2008*

* As a percentage of total investments.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 6.9%
U.S. Government Agency Collateralized Mortgage Obligations – 2.4%
Federal Home Loan Mortgage Corporation
Series 3210, Class FA (Cost $6,799,473)	2.86	†%	09/15/36	$6,799	@	$6,642,990

U.S. Government Agency Pass-Through Certificates – 4.5%
Federal National Mortgage Association
Pool 865301	5.27	†	12/01/35	10,341	@	10,349,939
Pool 941332	6.50		07/01/37	2,143	@	2,203,213

Total U.S. Government Agency Pass-Through Certificates
(Cost – $12,704,592)						12,553,152

Total U.S. Government & Agency Obligations
(Cost – $19,504,065)						19,196,142

ASSET-BACKED SECURITIES – 53.8%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)	2.70	†	12/25/36	7,000		910,224
Series 2006-0P1, Class M2(a)	2.75	†	04/25/36	1,025		330,060
Series 2006-HE2, Class M2(a)	2.78	†	05/25/36	3,000		698,661
Series 2005-WF1, Class M7(a)	3.59	†	05/25/35	4,550		1,871,784

						3,810,729

Aerco Ltd.
Series 2A, Class A3*(e)	2.92	†	07/15/25	21,996		15,836,992
Aircraft Finance Trust
Series 1999-1A, Class A1*(a)(e)	2.94	†	05/15/24	16,250		9,100,000
Series 1999-1A, Class A2*(e)	2.96	†	05/15/24	6,347		5,585,585

						14,685,585

Airplanes Pass Through Trust
Series 1R, Class A8	2.83	†	03/15/19	17,238		15,859,197
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*(e)	10.33		09/25/32	290		2,845
Apidos CDO
Series 2005-2A, Class B*(e)	3.60	†	12/21/18	9,000		6,021,000
Asset Backed Funding Certificates
Series 2004-FF1, Class M4(a)	4.96	†	07/25/33	823		151,714
Series 2005-WF1, Class M10(a)	5.71	†	01/25/35	1,445		811,294
Series 2004-FF1, Class M6(a)	5.96	†	12/25/32	496		19,052
Series 2004-FF1, Class M7(a)	5.96	†	07/25/32	231		6,024

						988,084

Asset Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1(a)	2.68	†	12/25/36	5,000		979,580
Series 2006-HE2, Class M3(a)	2.85	†	03/25/36	6,975		1,325,766
Series 2004-HE9, Class M2(a)	3.66	†	12/25/34	668		426,387

						2,731,733

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)
ASSET-BACKED SECURITIES (continued)

Aviation Capital Group Trust
Series 2000-1A, Class A1*(e)	2.94	†%	11/15/25	$8,005	$6,083,585
Bayview Commercial Asset Trust
Series 2006-4A, Class B2*(a)(e)	3.71	†	12/25/36	1,406	822,384
Series 2006-4A, Class B3*(a)(e)	4.91	†	12/25/36	2,682	1,383,842
Series 2006-2A, Class B3*(a)(e)	5.16	†	07/25/36	2,131	1,022,573
Series 2006-1A, Class B3*(a)(e)	5.41	†	04/25/36	2,599	1,468,156
Series 2005-3A, Class B3*(a)(e)	5.46	†	11/25/35	3,909	1,992,453
Series 2004-3, Class B2*(a)(e)	5.81	†	01/25/35	1,399	886,435
Series 2005-1A, Class B3*(a)(e)	6.96	†	04/25/35	3,284	1,707,764

					9,283,607

Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)	2.91	†	02/28/41	3,000	1,124,946
Series 2006-A, Class M2(a)	2.95	†	02/28/41	5,000	1,380,255
Series 2005-C, Class B1(a)	3.66	†	06/28/44	1,537	212,692
Series 2005-C, Class B2(a)	3.81	†	06/28/44	1,230	139,948
Series 2006-A, Class B1(a)	3.81	†	02/28/41	4,798	506,952
Series 2006-A, Class B2(a)	4.11	†	02/28/41	5,459	509,827
Series 2005-C, Class B3(a)	4.26	†	06/28/44	3,037	333,578

					4,208,198

Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a)	2.69	†	05/25/47	15,200	1,832,147
Series 2006-23, Class M1(a)	2.71	†	05/25/37	16,592	2,664,493
Series 2006-17, Class M7(a)	3.28	†	03/25/47	3,500	230,503

					4,727,143

Fieldstone Mortgage Investment Corp.
Series 2006-3, Class M1(a)	2.72	†	11/25/36	14,220	2,597,169
Series 2005-1, Class M8(a)	3.81	†	03/25/35	2,800	874,292

					3,471,461

First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2006-FFH1, Class M7(a)	3.71	†	01/25/36	2,500	290,608
Series 2005-FFH3, Class M7(a)	3.96	†	09/25/35	6,450	657,358
Series 2004-FF5, Class M7(a)	4.96	†	08/25/34	2,019	367,686
Series 2004-FF11, Class M8(a)	4.96	†	01/25/35	3,135	1,127,580
Series 2004-FF5, Class M9(a)	5.46	†	08/25/34	1,150	50,022
Series 2005-FF4, Class M9(a)	5.46	†	05/25/35	4,000	350,884
Series 2004-FF11, Class M9(a)	5.56	†	01/25/35	3,436	449,614
Series 2004-FF6, Class B3(a)	5.96	†	07/25/34	1,051	208,100
Series 2004-FF3, Class B2(a)	7.71	†	05/25/34	1,250	56,510

					3,558,362

Fremont Home Loan Trust
Series 2006-A, Class 2A3(a)	2.62	†	05/25/36	3,000	1,875,000
Series 2005-1, Class B2(a)	5.71	†	06/25/35	2,169	21,693

					1,896,693

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)
ASSET-BACKED SECURITIES (continued)

Green Tree Financial Corp.
Series 1998-8, Class M2	7.08	†%	09/01/30	$7,349	$1,639,371
Home Equity Loan Trust
Series 2007-FRE1, Class M5(a)	3.96	†	04/25/37	13,646	2,596,206
Household Home Equity Loan Trust
Series 2007-3, Class M1(a)	4.71	†	11/20/36	3,800	2,728,134
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class M1(a)	2.70	†	12/25/36	5,587	540,481
Series 2006-OPT2, Class M6(a)	3.07	†	01/25/36	1,666	468,136

					1,008,617

JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)	2.67	†	10/25/36	10,000	2,178,630
Series 2006-ACC1, Class A5(a)	2.70	†	05/25/36	3,000	1,974,600
Series 2007-CH4, Class M7(a)	3.56	†	05/25/37	4,500	832,500
Series 2007-CH5, Class M7(a)	4.21	†	06/25/37	3,802	380,200

					5,365,930

Lehman ABS Manufactured Housing Contract
Series 2002-A, Class A(a)	2.91	†	06/15/33	5,658	5,187,103
Series 2002-A, Class M1	3.71	†	06/15/33	2,564	2,278,342

					7,465,445

Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*(e)	2.81	†	02/25/30	1,786	1,589,242
Series 2005-1A, Class B*(e)	3.41	†	02/25/30	1,100	920,337

					2,509,579

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3(a)	2.61	†	06/25/36	650	503,668
Series 2006-HE3, Class A2C(a)	2.62	†	04/25/36	2,740	2,387,516
Series 2006-HE3, Class A2D(a)	2.71	†	04/25/36	2,500	1,123,850
Series 2007-NC3, Class M1(a)	2.73	†	05/25/37	10,000	1,500,000
Series 2007-HE5, Class M6(a)	4.36	†	03/25/37	3,500	308,490

					5,823,524

Option One Mortgage Loan Trust
Series 2007-5, Class M4(a)	3.21	†	05/25/37	2,500	231,170
Series 2007-5, Class M5(a)	3.44	†	05/25/37	1,000	84,568
Series 2007-6, Class M7(a)	3.81	†	07/25/37	2,000	102,800
Series 2007-5, Class M6(a)	3.86	†	05/25/37	1,600	131,688
Series 2007-4, Class M6(a)	4.06	†	04/25/37	1,500	115,322
Series 2006-1, Class M10*(a)(e)	4.96	†	01/25/36	900	25,612
Series 2005-1, Class M9(a)	5.46	†	02/25/35	141	4,467
Series 2005-1, Class M8(a)	5.71	†	02/25/35	208	7,502
Series 2005-2, Class M8(a)	5.71	†	05/25/35	2,977	253,160
Series 2004-1, Class M7*(a)(e)	5.96	†	01/25/34	1,511	50,540

					1,006,829

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)
ASSET-BACKED SECURITIES (continued)

Park Place Securities Inc
Series 2005-WHQ2, Class M10(a)	4.96	†%	05/25/35	$4,750	$437,964
Porter Square CDO
Series 1A, Class C*(e)	6.66	†	08/15/38	2,000	240,000
Quest Mortgage Securities Trust
Series 2005-X1, Class M7*(a)(d)(e)	4.76	†	03/25/35	5,130	1,249,772
Quest Trust
Series 2006-X2, Class M3*(a)(e)	3.16	†	08/25/36	3,360	560,549
Series 2006-X2, Class M4*(a)(e)	3.36	†	08/25/36	4,421	537,461
Series 2006-X2, Class M5*(a)(e)	3.41	†	08/25/36	3,714	283,378
Series 2006-X2, Class M6*(a)(e)	3.46	†	08/25/36	2,360	159,229
Series 2005-X2, Class M1*(a)(e)	3.96	†	12/25/35	5,761	771,801

					2,312,418

Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6(a)	3.16	†	03/25/36	4,250	677,765
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B*(d)(e)	6.75		09/27/34	639	64
Series 2004-BN2A, Class B*(d)(e)	7.00		12/27/34	292	29

					93

Securitized Asset-Backed Receivables LLC
Series 2005-HE1, Class A1A*(a)(e)	2.76	†	10/25/35	910	878,137
Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)	2.68	†	12/25/36	5,000	1,235,790
Series 2006-3, Class M4(a)	2.84	†	11/25/36	13,002	1,276,445
Series 2006-3, Class M5(a)	2.86	†	11/25/36	877	68,342
Series 2005-DO1, Class M1(a)	2.88	†	05/25/35	3,500	3,386,012
Series 2006-3, Class M6(a)	2.91	†	11/25/36	1,377	98,489
Series 2007-OPT1, Class M4(a)	3.06	†	06/25/37	5,000	475,135
Series 2005-OPT1, Class M7(a)	3.46	†	06/25/35	3,250	1,616,820
Series 2006-OPT2, Class M6(a)	3.46	†	05/25/36	10,000	804,680
Series 2006-OPT3, Class M6(a)	3.46	†	06/25/36	6,000	543,672
Series 2006-OPT1, Class M6(a)	3.56	†	03/25/36	3,000	235,485
Series 2007-OPT2, Class M7(a)	4.01	†	07/25/37	2,858	304,317
Series 2005-OPT1, Class M8(a)	4.21	†	06/25/35	5,841	2,125,756
Series 2007-OPT1, Class M7(a)	4.21	†	06/25/37	2,500	170,333
Series 2006-OPT3, Class M8(a)	4.46	†	06/25/36	11,000	387,431
Series 2005-4, Class M10*(a)(e)	4.96	†	03/25/36	1,500	75,000
Series 2005-OPT4, Class M11*(a)(e)	4.96	†	12/25/35	3,575	107,250
Series 2007-OPT1, Class M9(a)	4.96	†	06/25/37	1,000	40,000
Series 2005-A, Class M11*(a)(e)	5.46	†	04/25/35	3,336	47,025
Series 2005-OPT1, Class M9(a)	5.71	†	06/25/35	1,061	34,204
Series 2005-DO1, Class M10(a)	5.71	†	05/25/35	1,100	145,215
Series 2005-DO1, Class M11(a)	5.71	†	05/25/35	3,078	173,608

					13,351,009

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)
ASSET-BACKED SECURITIES (continued)

Structured Asset Investment Loan Trust
Series 2005-9, Class M7(a)	3.71	†%	11/25/35	$7,464	$522,480
Structured Asset Securities Corp.
Series 2006-BC6, Class A4(a)	2.63	†	01/25/37	1,950	1,133,997
Series 2006-WF1, Class M7(a)	3.41	†	02/25/36	3,438	1,346,720
Series 2005-S4, Class A(b)	4.50/4.	50	08/25/35	1,987	690,629
Series 2004-HF1, Class B*(a)(e)	6.61	†	01/25/33	1,743	187,121

					3,358,467

UCFC Home Equity Loan
Series 1998-D, Class BF1	8.97	†	04/15/30	37	23,557
Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)	3.64	†	10/25/35	2,576	669,451
Series 2005-2, Class M10(a)	4.96	†	10/25/35	8,737	2,627,198

					3,296,649

Total Asset-Backed Securities
(Cost – $451,705,091)					149,657,160

COMMERCIAL MORTGAGE BACKED SECURITIES – 3.6%
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*(e)	5.91	†	06/15/39	2,836	1,103,567
Series 2007-C3, Class K*(e)	5.91	†	06/15/39	3,250	926,975

					2,030,542

GS Mortgage Securities Corp. II
Series 2007-GG10, Class H*(e)	5.99	†	08/10/45	20,000	7,000,000
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class K*(e)	6.01	†	06/15/49	3,601	1,009,972

Total Commercial Mortgage Backed Securities
(Cost – $27,060,969)					10,040,514

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 27.2%
Subordinated Collateralized Mortgage Obligations – 27.2%
Amoritizing Residential Collateral Trust
Series 2001-BC5, Class M1(a)	3.29	†	08/25/31	978	329,596
Countrywide Alternative Loan Trust
Series 2007-17CB, Class B1	5.75		08/25/37	3,477	676,086
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	2.91	†	02/25/35	716	551,028
Series 2004-29, Class 1B1(a)	3.31	†	02/25/35	2,261	1,453,569
Series 2005-7, Class IB2(a)	3.96	†	03/25/35	621	111,809
Series 2005-9, Class B1(a)	4.41	†	05/25/35	2,402	115,289

					2,231,695

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Harborview Mortgage Loan Trust
Series 2005-9, Class 2X*(e)	2.91	†%	06/20/35	$316,732		$4,305,651
Series 2005-2, Class B1(a)	2.93	†	05/19/35	8,188		3,483,959
Series 2005-1, Class B1(a)	2.96	†	03/19/35	7,404		2,556,533
Series 2004-11, Class B2(a)	3.61	†	01/19/35	10,054		2,010,728
Series 2004-8, Class B4(a)	3.71	†	11/19/34	1,669		200,317
Series 2004-10, Class B4(a)	3.96	†	01/19/35	1,106		88,500
Series 2005-1, Class B4*(a)(e)	4.21	†	03/19/35	6,498		801,192
Series 2005-2, Class B4*(a)(e)	4.21	†	05/19/35	1,116		66,936

						13,513,816

Indymac Index Mortgage Loan Trust
Series 2006 – AR14, Class 1A4A(a)	2.63	†	11/25/46	3,981	@	2,397,108
Series 2006 – AR4, Class A1B(a)	2.76	†	05/25/46	4,718		1,891,616

						4,288,724

JP Morgan Mortgage Trust
Series 2006-A7, Class B4	5.88	†	01/25/37	995		129,377
Series 2006-A7, Class B5	5.88	†	01/25/37	1,296		90,704
Series 2006-A7, Class B6	5.88	†	01/25/37	1,095		65,680

						285,761

Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a)	2.69	†	11/25/37	2,000		1,081,658
Series 2006-AF2, Class BF2*(e)	6.25		10/25/36	561		39,246
Series 2006-AF2, Class BF3*(e)	6.25		10/25/36	456		22,779

						1,143,683

RESI Finance LP
Series 2005-C, Class B4*(e)	3.11	†	09/10/37	5,381		2,538,525
Series 2004-B, Class B3*(e)	3.36	†	02/10/36	5,840		3,840,052
Series 2005-D, Class B6*(e)	4.71	†	12/15/37	1,981		640,365

						7,018,942

Residential Funding Mortgage Security I
Series 2006-S1, Class B2	5.75		01/25/36	538		53,838
Series 2006-S1, Class B1	5.75		01/25/36	700		126,077
Series 2006-S1, Class B3	5.75		01/25/36	192		6,719

						186,634

Resix Financial Ltd. Credit-Linked Note
Series 2005-B, Class B7*(e)	5.56	†	06/10/37	5,537		2,776,001
Series 2005-C, Class B7*(e)	5.56	†	09/10/37	4,791		2,169,453
Series 2006-1, Class B7*(e)	5.71	†	12/25/37	845		332,562
Series 2004-C, Class B7*(e)	5.96	†	09/10/36	3,674		2,350,141
Series 2005-C, Class B8*(e)	6.21	†	09/10/37	3,354		1,260,707
Series 2005-B, Class B8*(e)	6.36	†	06/10/37	1,653		761,576
Series 2004-B, Class B7*(e)	6.46	†	02/10/36	1,660		1,014,448
Series 2006-C, Class B9*(e)	6.61	†	07/15/38	2,988		518,998
Series 2004-A, Class B7*(e)	6.71	†	02/10/36	1,602		1,076,999
Series 2005-D, Class B7*(e)	6.71	†	12/15/37	2,541		899,688
Series 2007-A, Class B10*(e)	7.21	†	02/15/39	2,972		378,955
Series 2006-1, Class B9*(e)	7.46	†	12/25/37	803		261,435

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Series 2003-D, Class B7*(e)	8.21	†%	12/10/35	$4,369	$3,152,555
Series 2005-D, Class B8*(e)	8.21	†	12/15/37	2,368	831,455
Series 2003-C, Class B7*(e)	8.46	†	09/10/35	4,620	3,420,856
Series 2003-CB1, Class B7*(e)	8.46	†	06/10/35	2,721	2,307,459
Series 2006-1, Class B10*(e)	9.71	†	12/25/37	401	122,370
Series 2006-C, Class B11*(e)	9.71	†	07/15/38	2,490	391,166
Series 2007-A, Class B12*(e)	10.46	†	02/15/39	1,486	163,619
Series 2006-C, Class B12*(e)	11.71	†	07/15/38	3,647	487,635

					24,678,078

Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	2.83	†	05/20/35	4,115	3,108,476
Series 2004-3, Class M1(a)	2.96	†	05/20/34	1,813	1,212,841
Series 2004-10, Class B1(a)	2.96	†	11/20/34	2,100	2,082,699
Series 2004-9, Class B1(a)	2.97	†	10/20/34	3,749	3,692,823

					10,096,839

Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1(a)	2.70	†	11/25/37	10,032	2,168,718
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	2.69	†	05/25/35	644	441,183
Series 2005-7, Class B42	3.76	†	03/25/35	766	229,914
Series 2005-7, Class B52	3.76	†	03/25/35	547	82,034

					753,131

Washington Mutual
Series 2005-AR1, Class B2(a)	3.41	†	01/25/45	3,417	1,935,324
Series 2005-AR2, Class B9(a)	3.66	†	01/25/45	1,506	180,702
Series 2005-AR2, Class B10*(a)(e)	3.66	†	01/25/45	6,671	1,291,427

					3,407,453

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR13, Class B1	5.75	†	09/25/36	6,861	4,192,353
Series 2006-AR13, Class B5	5.75	†	09/25/36	1,158	69,462
Series 2006-AR13, Class B6	5.75	†	09/25/36	869	34,762
Series 2006-14, Class B4*(e)	6.00		11/25/36	1,651	276,158
Series 2006-15, Class B5*(e)	6.00		11/25/36	2,366	141,937
Series 2006-15, Class B6*(e)	6.00		11/25/36	1,982	69,378

					4,784,050

Total Subordinated Collateralized Mortgage Obligations
(Cost – $173,488,799)					75,563,206

Total Non-Agency Residential Mortgage Backed Securities
(Cost – $173,488,799)					75,563,206

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments
July 31, 2008
			Notional
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
INTEREST ONLY SECURITIES – 2.7%
Countrywide Alternative Loan Trust
Series 2005-56, Class 1X	3.18%	11/25/35	$165,482	$2,947,559
Residential Accredit Loans, Inc.
Series 2006-Q01, Class X3	1.73	02/25/46	153,631	4,424,573

Total Interest Only Securities
(Cost – $13,594,199)				7,372,132

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
SHORT TERM INVESTMENTS – 12.1%
Federal Home Loan Bank Discount Notes(c)	2.28	08/07/08	11,000	10,995,820
Federal Home Loan Bank Discount Notes(c)	2.11	08/06/08	12,699	12,695,279
Federal Home Loan Bank Discount Notes(c)	2.00	08/01/08	9,500	9,500,000
United States Treasury Bill(c)	1.92	09/18/08	400 #	399,126

Total Short Term Investments
(Cost – $33,590,093)				33,590,225

Total Investments – 106.3%
(Cost – $718,943,216)				295,419,379
Liabilities in Excess of Other Assets – (6.3)%				(17,419,599)

NET ASSETS – 100.0%				$277,999,780

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 6)
*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2008, the total value of all such Investments was $108,348,399 or 38.97% of net assets.
†	—	Variable Rate Security — Interest Rate is the rate in effect as of July 31, 2008.
#	—	Portion or entire principal amount delivered as collateral for open future contracts. (Note 8)
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
(d)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of July 31, 2008, the total value of all such securities was $1,249,865 or 0.45% of net assets.
(e)	—	Private Placement.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities
July 31, 2008

Assets:
Investments in securities, at market (cost $718,943,216) (Note 2)	$295,419,379
Cash	553,761
Cash collateral held for margin requirement on swap contracts	26,816,079
Interest receivable	2,292,584
Prepaid expenses	72,199

Total assets	325,154,002

Liabilities:
Reverse repurchase agreements (Note 6)	19,911,000
Interest payable for reverse repurchase agreements (Note 6)	33,532
Unrealized depreciation on swap contracts (Note 8)	23,850,687
Net swap premium received	2,962,500
Variation margin payable	171,781
Investment advisory fee payable (Note 4)	56,375
Administration fee payable (Note 4)	667
Distributions payable	47,295
Accrued expenses and other liabilities	120,385

Total liabilities	47,154,222

Net Assets (equivalent to $3.73 per share based on 74,596,340 shares issued and outstanding)	$277,999,780

Composition of Net Assets:
Capital stock, at par value ($0.01, 200,000,000 shares authorized) (Note 7)	$745,963
Additional paid-in capital (Note 7)	747,458,440
Undistributed net investment income	367,004
Accumulated net realized loss on investments, swap contracts and futures	(22,743,810)
Net unrealized depreciation on investments, swap contracts and futures	(447,827,817)

Net assets applicable to capital stock outstanding	$277,999,780

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations
For the Year Ended July 31, 2008

Investment Income (Note 2):
Interest	$56,151,890

Expenses:
Investment advisory fee (Note 4)	1,945,938
Administration fees (Note 4)	8,000
Custodian	129,300
Legal	94,852
Insurance	89,396
Transfer agency	76,768
Directors’ fees	60,000
Audit and tax services	49,888
Reports to stockholders	34,520
Miscellaneous	11,500

Total operating expenses	2,500,162
Interest expense on reverse repurchase agreements (Note 6)	2,410,196

Total expenses	4,910,358
Less expenses waived by the investment advisor (Note 4)	(554,221)

Net expenses	4,356,137

Net investment income	51,795,753

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):
Net realized loss on:
Investment transactions	(13,643,695)
Swap contracts	(7,181,642)
Futures transactions	(3,255,284)

Net realized loss on investment transactions, swap contracts, and futures transactions	(24,080,621)

Net change in unrealized appreciation/depreciation on:
Investments	(356,570,730)
Swap contracts	(12,405,395)
Futures	288,808

Net change in unrealized depreciation on investments, swap contracts and futures	(368,687,317)

Net realized and unrealized loss on investments, swap contracts and futures	(392,767,938)

Net decrease in net assets resulting from operations	$(340,972,185)

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	July 31, 2008	July 31, 2007
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$51,795,753	$68,540,248
Net realized gain (loss) on investment transactions, swap contracts, and futures transactions	(24,080,621)	4,313,749
Net change in unrealized depreciation on investments, swap contracts and futures	(368,687,317)	(86,989,948)

Net decrease in net assets resulting from operations	(340,972,185)	(14,135,951)

Dividends to Stockholders (Note 2):
Net investment income	(51,109,937)	(68,304,187)
Net realized gains	—	(4,335,365)

Total dividends	(51,109,937)	(72,639,552)

Capital Stock Transactions (Note 7):
Net proceeds from sales of shares (8,132,863 and 5,316,317 shares, respectively)	60,000,000	54,000,000
Issued to stockholders in reinvestment of distributions (9,436,219 and 7,335,479 shares, respectively)	50,422,580	72,593,560
Cost of shares repurchased (20,010,636 and 2,010,872 shares, respectively)	(139,694,328)	(20,752,206)

Net increase (decrease) in net assets from capital stock transactions	(29,271,748)	105,841,354

Total increase (decrease) in net assets	(421,353,870)	19,065,851
Net Assets:
Beginning of year	699,353,650	680,287,799

End of year (including undistributed net investment income of $367,004 and $275,898, respectively)	$277,999,780	$699,353,650

See notes to financial statements.

THE HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2008

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(340,972,185)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(45,767,334)
Proceeds from disposition of long-term portfolio investments and principal paydowns	172,081,218
Purchases of short-term portfolio investments, net	(29,961,123)
Decrease in net swap premiums paid	9,230,849
Increase in net swap premiums received	2,962,500
Decrease in interest receivable	835,158
Increase in receivable for investments sold	3,953,733
Decrease in principal paydown receivable	7,839
Increase in prepaid expenses	(33,607)
Decrease in variation margin receivable	113,890
Decrease in interest payable for reverse repurchase agreements	(187,182)
Increase in payable for investments purchased	(10,000,000)
Decrease in investment advisory fee payable	(153,194)
Increase in accrued expenses	79,650
Net amortization and paydown gain on investments	4,429,387
Unrealized depreciation on investments	356,570,730
Unrealized depreciation on swaps	12,405,395
Net realized loss on investment transactions	13,643,695

Net cash provided by operating activities	149,239,419

Cash flows used for financing activities:
Proceeds from shares sold	60,000,000
Payment on shares redeemed	(139,694,328)
Net cash used for reverse repurchase agreements	(47,017,000)
Dividends paid to stockholders, net of reinvestments	(652,574)

Net cash used for financing activities	(127,363,902)

Net increase in cash	21,875,517
Cash at beginning of year	5,494,323

Cash at end of year	$27,369,840

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of reinvestment of dividends of $50,422,580

Interest payments for the year ended July 31, 2008 totaled $2,597,378

Cash at the end of the year includes $26,816,079 held by third parties for margin requirements on swap contracts

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights

	For the Year Ended July 31,
	2008	2007	2006	2005	2004*
Per Share Operating Performance:
Net asset value, beginning of period	$9.08	$10.25	$10.13	$9.98	$10.00

Net investment income	0.74	0.97	0.77	0.70	0.33	**
Net realized and unrealized gain (loss) on investments, short sales, futures transactions and swap contracts	(5.36)	(1.11)	0.15	0.24	(0.12)

Net increase (decrease) in net asset value resulting from operations	(4.62)	(0.14)	0.92	0.94	0.21

Dividends from net investment income	(0.73)	(0.97)	(0.78)	(0.70)	(0.23)
Dividends from net realized gains	—	(0.06)	(0.02)	(0.09)	0.00	†

Total dividends	(0.73)	(1.03)	(0.80)	(0.79)	(0.23)

Net asset value, end of period	$3.73	$9.08	$10.25	$10.13	$9.98

Total Investment Return	(53.04)%	(1.85)%	9.43%	9.63%	2.10%	(1)

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$278,000	$699,354	$680,288	$557,568	$425,309
Operating expenses	0.53%	0.48%	0.47%	0.49%	0.56%	(2)
Interest expense	0.51%	0.72%	1.42%	0.91%	0.20%	(2)
Total expenses	1.04%	1.20%	1.89%	1.40%	0.76%	(2)
Total expenses including fee waiver and excluding interest expense	0.41%	0.41%	0.41%	0.41%	0.41%	(2)
Net investment income	10.91%	9.74%	7.62%	7.23%	5.65%	(2)
Portfolio turnover rate	10%	38%	40%	59%	14%	(1)

†	Rounds to less than $0.01.

(1)	Not Annualized.

(2)	Annualized.

*	Commenced operations on December 17, 2003.

**	Calculated based on the average shares outstanding during the period.

See notes to financial statements.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2008

1.  The Fund

Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (the “Adviser”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments:  Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount that the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Valuation of and Basis of Accounting for Loans Receivable:  Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.

Securities Transactions and Investment Income:  Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes:  The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required.

The Financial Accounting Standards Board (“FASB”) has issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financials statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as; a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of July 31, 2008, the Fund has implemented FIN 48 and has determined that there is no impact on its financial statements.

Distributions to Stockholders:  Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to stockholders are recorded on the ex-dividend date.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2008

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements:  The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements:  The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 8 for a summary of all open swap agreements as of July 31, 2008.

Financial Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Cash Flow Information:  The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2008

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3.  Risks of Investing in Asset-Backed Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

4.  Management Agreements and Affiliated Transactions

The Fund entered into a Management Agreement with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Adviser has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the year ended July 31, 2008, the Adviser earned $1,945,938 in investment advisory fees, of which the Adviser has waived $554,221 of its fee.

Under the Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.

5.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2008, were $43,231,590 and $174,642,119, respectively. Purchase and sales of U.S. Government securities, for the year ended July 31, 2008 were $2,535,744 and $4,038,422, respectively. For the purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

6.  Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2008

extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At July 31, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$2,105,000	Credit Suisse, 2.40%, dated 07/17/08, maturity date 08/12/08	$2,108,649
6,052,000	Credit Suisse, 2.45%, dated 07/17/08, maturity date 08/12/08	6,062,709
9,833,000	Credit Suisse, 2.50%, dated 07/24/08, maturity date 08/12/08	9,845,974
1,921,000	Lehman Brothers, 3.67%, dated 04/22/08, maturity date 10/22/08	1,956,850

$19,911,000

	Maturity Amount, Including Interest Payable	$19,974,182

	Market Value of Assets Sold under Agreements	$21,593,251

	Weighted Average Interest Rate	2.59%

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2008, was approximately $51,296,133 at a weighted average interest rate of 4.70%. The maximum amount of reverse repurchase agreements outstanding at any time during the year was $86,049,248 as of August 17, 2007 which was 11.03% of total assets.

7.  Capital Stock

There are 200 million shares of $0.01 par value common stock authorized. Of the 74,596,340 shares outstanding at July 31, 2008, the Adviser owned 12,163 shares. On September 1, 2006, the Fund purchased 2,010,872 shares of its common stock, whose value amounted to $20,752,206. On September 1, 2007, the Fund purchased approximately 40 shares of its common stock, whose value amounted to $325. On December 7, 2007, the Fund purchased 17,845,121 shares of its common stock, whose value amounted to $125,986,548. On February 1, 2008, the Fund purchased 2,165,475 shares of its common stock, whose value amounted to $13,707,456.

8.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the year, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2008

At July 31, 2008, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Depreciation

$15,000,000	08/25/37	Agreement with Lehman Brothers, dated 07/19/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown, or failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	$(12,356,625)
15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07 to receive monthly the notional amount multiplied by 0.15% and to pay in the event of a writedown, or failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	(11,494,062)

			$(23,850,687)

At July 31, 2008, the Fund had the following short futures contracts outstanding:

			Cost at	Value at	Unrealized
Notional Amount	Type	Expiration Date	Trade Date	July 31, 2008	Depreciation
$23,900,000	10 Yr U.S. Treasury Note	September 2008	$26,990,629	$27,443,922	$(453,293)

9.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the years ending July 31, 2008 and 2007 was as follows:

Distributions paid from:	2008	2007
Ordinary income	$51,109,937	$69,463,014
Long-term capital gains	—	3,176,538

	$51,109,937	$72,639,552

At July 31, 2008, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed ordinary income	$462,623
Capital loss carryforward	(15,695,217)
Post October losses	(7,501,886)
Unrealized depreciation	$(447,470,143)

The capital loss carryforward amount will expire in the year 2016. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The differences between the components of net assets on a tax basis as presented above and undistributed net investment income, accumulated net realized loss and unrealized depreciation as reported in the Statement of Asset and Liabilities is due to temporary book/tax differences related to swap income/expense, the mark to market of unrealized gains and losses on futures and the deferral of post-October losses for tax purposes.

Federal Income Tax Basis:  The federal income tax basis of the Fund’s investments at July 31, 2008 was $718,943,216. Net unrealized depreciation was $423,523,837 (gross unrealized appreciation-$183,247; gross unrealized depreciation-$423,707,084).

Capital Account Reclassifications:  At July 31, 2008, the Fund’s undistributed net investment income was decreased by $594,710 with an offsetting decrease in accumulated net realized losses. These adjustments were primarily the result of the reclassification of swap income in order to account for permanent book/tax differences and to present undistributed net investment income and accumulated realized losses on a tax basis.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements
July 31, 2008

10.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.  New Accounting Pronouncements

In September 2006, FASB issued Statement on Financial Accounting Standards (FAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS No. 157 applies to fair value measurements already required or permitted by existing standards. FAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Fund has not completed it evaluation of the impact of the adoption of FAS No. 157 and the impact on the amounts reported in the financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and disclosures.

In September 2008, FASB issued FSP (FASB Staff Position) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FAS No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 (FSP 133-1). FSP 133-1 requires more detailed disclosures about the Fund’s use of credit derivatives when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties, FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of FSP 133-1 will have on its financial statements and disclosures.

12.  Subsequent Events

On July 30, 2008, the Fund commenced a tender offer, open to all stockholders, offering to purchase for cash 21,176,471 of its issued and outstanding shares at net asset value (the “Offer”). The Offer is scheduled to expire on September 30, 2008.

At July 31, 2008, the Fund had a reverse repurchase agreement, a swap contract and a futures contract all with Lehman Brothers as the counterparty. Lehman Brothers held securities and cash as collateral in these arrangements. The Fund was able to close the reverse repurchase agreement and the swap contract in August 2008 and September 2008, respectively. With respect to the reverse repurchase agreement, the Fund obtained a return of its collateral. The swap collateral was netted against the liability associated with the swap contract’s unrealized depreciation as of the termination date of the swap contract. With respect to the futures contract, the Fund closed the contract and obtained a return of its collateral at which time the Fund entered into a new futures contract with Lehman Brothers. The Fund was subsequently able to change the counterparty on the futures contract through the Commodity Futures Trading Commission to JP Morgan Chase. Currently the Fund no longer has any exposure to Lehman Brothers.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Report of Independent Registered Public Accounting Firm
July 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors of the
Hyperion Brookfield Collateralized Securities Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Hyperion Brookfield Collateralized Securities Fund, Inc. as of July 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year and period in the two-year period ended July 31, 2005 have been audited by other auditors, whose reports dated September 15, 2005 and September 15, 2004 expressed unqualified opinions on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hyperion Brookfield Collateralized Securities Fund, Inc. as of July 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
September 25, 2008

BOARD CONSIDERATIONS RELATING TO THE INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At a meeting held on March 27, 2008, the Board, including a majority of the Disinterested Directors, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Hyperion Brookfield Asset Management, Inc. (the “Advisor”) and the Fund. In approving the Advisory Agreement, the Board, including a majority of the Disinterested Directors, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its stockholders. The Board of Directors considered a wide range of information, including information of the type they regularly consider when determining to continue the Fund’s advisory agreement. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Advisor. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s management through board meetings, conversations and reports. The Board noted that the Advisor is responsible for managing the Fund’s investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Advisor and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by the Advisor: 1) analyzing the performance of the Fund, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Advisor’s and the Fund’s codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Advisor as an investment adviser and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment adviser to other investment funds and institutional clients.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to stockholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given to information comparing the Fund’s performance with the 1-month LIBOR rate for the 1 year and year-to-date periods as of January 31, 2008, as well as since the Fund’s inception. The Board noted that while the Fund underperformed the LIBOR rate for these periods, based on the Advisor’s explanation of current market conditions and the steps taken in light of those market conditions, the Board concluded that the Fund’s performance was adequate.

PROFITABILITY. The Board also considered the level of profits expected to be realized by the Advisor and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Advisor for its management of the Hyperion fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Advisor from the Fund was reasonable.

MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data that had been provided to it. The Board noted that the fees and expenses payable by the Fund were below the median of those payable by other client accounts managed by the Advisor and concluded that the Fund’s management fee and total expenses were reasonable.

ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Fund grow. The Board noted that stockholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Fund, but noted that, as a closed-end fund, the Fund was unlikely to grow significantly.

In considering the approval of the Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Advisor has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreement; performance of the Fund is adequate in light of current market conditions and in relation to the performance of funds with similar investment objectives; and the proposed Advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Advisor.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the continuation of the Advisory Agreement.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director
Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since June 2004	Director of several investment companies advised by the Advisor (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds(3) (2001-2008).	11

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 65	Director, Member of the Audit Committee. Member of Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor (1989-Present); Director, and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“SIL”) (2007-Present); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee of Columbia Atlantic Funds (2007-Present).	11

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 76	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since November 2003	Director of other investment company advised by the Advisor (1999-Present); Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 55	Director and Chairman of the Board Elected since November 2003	Managing Partner of Brookfield Asset Management, Inc. (2006-Present); Chairman (2005-Present); Chief Executive Officer (1998-2007); President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President (2005-2008), Chief Executive Officer (2005-2008) and Director of Crystal River Capital, Inc., (“CRZ”) (2005-Present); President and Director of several investment companies advised by the Advisor (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	11

* Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	11

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Chairman of the Audit Committee, Member of Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977- 2002).	11

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years
Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 55	President	Elected Annually Since November 2003	Please see “Information Concerning Directors and Officers”

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 49	Vice-President	Elected Annually Since July 2007	Member of the Board of Directors (2002-Present), Chief Executive Officer (February 2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; President (2008-Present) or Vice President (2007-Present) of several investment companies advised by the Advisor; Executive Vice President and Secretary of Crystal River Capital, Inc. (“CRZ”) (2005-2007).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 49	Treasurer	Elected Annually Since November 2003	Managing Director of Brookfield Operations & Management Services, LLC (2007-Present); Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2002-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 39	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary of the Advisor; Vice President and General Counsel (2006-present) and Secretary (2007-present) of Crystal River Capital, Inc. Secretary of several investment companies advised by the Advisor (2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 35	Chief Compliance Officer (“CCO”)	Elected Annually Since August 2006	Director and CCO (2006-Present), Assistant General Counsel (2006-Present), and Compliance Officer (2005-2006) of the Advisor; Secretary of several investment companies advised by the Advisor (2008-Present); CCO of several investment companies advised by the Advisor (2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
Additional Information

Quarterly Portfolio Schedule:  The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

Stuart A. McFarland*
Director

Louis P. Salvatore*
Director

John J. Feeney, Jr.
Vice President

Thomas F. Doodian
Treasurer

Jonathan C. Tyras
Secretary

Josielyne K. Pacifico
Chief Compliance Officer

* Audit Committee Members

This Report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Brookfield Asset Management, Inc.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Josielyne Pacifico at 1-800-HYPERION or by writing to Ms. Pacifico at Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that two members serving on the Registrant’s audit committee are audit committee financial experts. Their names are Rodman L. Drake and Louis P. Salvatore. Mr. Drake and Mr. Salvatore are each independent.
Item 4. Principal Accountant Fees and Services.
     Audit Fees
     For the fiscal years ended July 31, 2008 and July 31, 2007, Briggs Bunting & Dougherty, LLP (“BBD”) billed the Registrant aggregate fees of $40,000 in each year for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
     Tax Fees
     In the fiscal year ended July 31, 2008 and July 31, 2007, BBD billed the Registrant aggregate fees of $7,000 in each year for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
     Non-Audit Fees
     In the fiscal year ended July 31, 2008, Holtz Rubenstein Reminick LLP billed the Registrant aggregate fees of $888 in connection with a consent required for a tender offer filing.
     In the fiscal year ended July 31, 2007, the Registrant did not incur any non-audit expenses.
Item 5. Audit Committee of Listed Registrant.
     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant’s Audit Committee members include Robert A. Birch, Rodman L. Drake, Harald Hansen, Stuart A. McFarland and Louis P. Salvatore.

Item 6. Schedule of Investments.
     Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
PROXY VOTING POLICIES AND PROCEDURES
The Investment Company Act of 1940 requires funds that invest in voting securities to disclose their proxy voting policies and procedures in their registration statement; and to file the Form N-PX annually with the SEC and make available to their shareholders their actual proxy voting record by either posting it on the funds’ website or making it available to shareholders upon request. The Registrant delegates to the Adviser the responsibility to vote proxies subject to the policies and procedures set forth below.
1. Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers of securities that are held by the Registrant. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Registrant.
2. Policy for Voting Proxies. The Registrant’s policy is to vote proxies in the best interest of the Registrant and its shareholders. Accordingly, any conflict of interest is resolved in a manner that will most benefit the Registrant and its shareholders.
3. The Registrant’s Chief Compliance Officer (“CCO”) is responsible for monitoring the proxy voting process, including the oversight of the Adviser and any third-party vendor retained to review, monitor or vote proxies.
Proxy Voting Procedures for the Registrant
A. Management Recommendations
Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight. The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management; unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock or management clearly appear to have failed to exercise reasonable judgment. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interest of the Registrant.
B. Conflicts of Interest
The Registrant recognizes that under certain circumstances the Adviser may have a conflict of interest, real or perceived, in voting proxies on behalf of the Registrant. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Registrant, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the Proxy Committee. The Adviser shall not vote proxies relating to such issuers on behalf of the Registrant until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Registrant.

A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be made by the Proxy Committee based upon an assessment of the particular facts and circumstances. If the Proxy Committee determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Registrant’s Board of Directors and the Adviser shall follow the instructions of the Registrant’s Board of Directors. The CCO shall keep a record of all materiality decisions and report them to the Registrant’s Board of Directors on a quarterly basis.
C. Routine Proposals
Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
D. Non-routine Proposals
•	Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During a review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast. This may (but is not required to) be the case for staggered board and fair price amendments. Other anti-takeover issues include supermajority rules, superstock, poison pills and greenmail.
•	Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the Proxy Committee.
E. Proxy Approval
Votes on non-routine matters (including the matters in Section 3.D and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the Chairman of the Proxy Committee.
F. Proxy Voting Procedures
Proxy voting will be conducted in compliance with the policies and procedures described in this memorandum and are subject to the CCO’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.

G. Report to the Registrant’s Board of Directors.
On a quarterly basis, the CCO will report in writing to the Registrant’s Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Portfolio Manager
As of October 6, 2008, Michelle Russell-Dowe is responsible for the day to day management of the Registrant’s portfolio. Ms. Russell-Dowe is a Managing Director of the Adviser and a Senior Portfolio Manager with over 12 years of industry experience. She joined the Adviser in 1999, and as head of the RMBS and ABS investment team, Ms. Russell-Dowe is responsible for the Adviser’s RMBS and ABS exposures and the establishment of RMBS and ABS portfolio objectives and strategies. Prior to joining the Adviser, Ms. Russell-Dowe was a Vice-President in the RMBS Group at Duff & Phelps Credit Rating Company, and was responsible for the rating and analysis of RMBS transactions.
Management of Other Accounts
The portfolio manager listed below manages other investment companies and/or investment vehicles and accounts in addition to the Registrant. The table below shows the number of other accounts managed by Ms. Russell-Dowe and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio	Type of Accounts	Total # of	Total Assets	# of Accounts	Total Assets
Manager		Accounts		Managed with	with Advisory
		Managed as of		Advisory Fee	Fee Based
		July 31, 2008		Based on	on Performance
				Performance
Michelle Russell-Dowe	Registered Investment Company	6	$1.09 billion	None	None
	Other Pooled Investment Vehicles	0	$0	None	None
	Other Accounts	18	$4.37 billion	1	$1.23 billion
Share Ownership
The following table indicates the dollar range of securities of the Registrant owned by the Registrant’s portfolio manager as of July 31, 2008.

Dollar Range of Securities Owned
Michelle Russell       Dowe $1 — $10,000
Portfolio Manager Material Conflict of Interest
Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager of the Registrant.
These potential conflicts include:
Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as may be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

The Adviser and the Registrant have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser also has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is, however, no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may appear.
Portfolio Manager Compensation
The Registrant’s portfolio manager is compensated by the Adviser. The compensation structure of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) if applicable, long-term stock-based compensation consisting generally of restricted stock units of the Adviser’s indirect parent company, Brookfield Asset Management, Inc. The portfolio managers also receive certain retirement, insurance and other benefits that are broadly available to all of the Adviser’s employees. Compensation of the portfolio managers is reviewed on an annual basis by senior management.
The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and versus appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their subordinates and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted among performance, management and teamwork. Base compensation for the Adviser’s portfolio managers varies in line with the portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Adviser and supervising various departments) will include consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its indirect parent. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in the portfolio manager’s performance and other factors as described herein.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: October 3, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: October 3, 2008

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: October 3, 2008